ACCRUED INTEREST AND FINANCING EXPENSE (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item
ACCRUED INTEREST AND FINANCING EXPENSE
Accrued interest and financing expense | $	$ 1,146,251	$ 1,146,251
Convertible notes 2020
ACCRUED INTEREST AND FINANCING EXPENSE
Accrued interest and financing expense | $	$ 1,146,000	$ 1,146,000
Total number of notes holders | item		5
Number of notes holders who received consideration | item		2
Number of remaining noteholders | item	3	3
Interest expense | $	$ 0